Real Estate and Other Assets Acquired in Settlement of Loans (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of real estate acquired in settlement of loans
Balance at beginning of period	$ 15,140	$ 19,542
Additions	5,804	1,975
Proceeds from sales	(1,836)	(4,560)	$ (9,641)
Charge-offs against the valuation allowance for other real estate owned	(39)	(2,005)
Net gain on sales	156	188
Total other real estate and repossessed assets	19,225	15,140	$ 19,542
Less valuation allowance for other real estate owned	(3,233)
Balance at end of period	$ 15,992	$ 11,885